Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,957	$ 10,918	$ 4,509
Less: accumulated depreciation and amortization	(8,884)	(8,678)	(2,457)
Property and equipment, net	2,073	2,240	2,052
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,920	6,912	1,804
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,877	1,858	700
Leasehold Improvements And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,160	2,148
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		270	667
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,878	$ 1,338